Allowance For Losses And Credit Quality Of Financing Receivables (Tables)	12 Months Ended
Sep. 30, 2011
Allowance for Losses and Credit Quality of Financing Receivables [Abstract]
Allowance for credit losses and recorded investment in financing receivables

	Allowance				Allowance	Financing
	Balance at				Balance at	Receivable
	Beginning				End of	End of
Description	of Period	Charge-offs	Recoveries	Provision	Period	Period
Allowance for losses on signature loans:
Year ended September 30, 2011	$750	$(18,043)	$6,349	$12,671	$1,727	$13,116
Year ended September 30, 2010	532	(14,807)	5,757	9,268	750	11,525
Year ended September 30, 2009	580	(14,456)	5,571	8,837	532	8,889

Allowance for losses on auto title loans:
Year ended September 30, 2011	$1,137	$(12,616)	$10,074	$1,943	$538	$3,760
Year ended September 30, 2010	291	(9,240)	7,425	2,661	1,137	4,282
Year ended September 30, 2009	—	(2,478)	2,387	382	291	1,954

Aging Analysis of past due financing receivables

							Total	Recorded
	Days Past Due				Total	Current	Financing	Investment > 90
	1-30	31-60	61-90	>90	Past Due	Receivable	Receivable	Days & Accruing
September 30, 2011
Auto title loans	$840	$479	$283	$219	$1,821	$1,939	$3,760	$—
Reserve	$117	$114	$67	$172	$470	$68	$538	$—
Reserve %	14%	24%	24%	79%	26%	4%	14%	—

September 30, 2010
Auto title loans	$796	$552	$432	$532	$2,312	$1,970	$4,282	$—
Reserve	$188	$229	$256	$367	$1,040	$97	$1,137	$—
Reserve %	24%	41%	59%	69%	45%	5%	27%	—